Summary of significant accounting policies (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) lease segment item	Dec. 31, 2019 CNY (¥) lease segment item	Dec. 31, 2018 CNY (¥) lease	Dec. 31, 2017 CNY (¥) lease	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)
Revenue
Liabilities for return allowances			¥ 363,191,000		¥ 425,135,000
Net revenues	$ 82,864,846	¥ 576,888,484,000	462,019,759,000	¥ 362,331,754,000
Accounts receivable, net of allowance for doubtful accounts	$ 889,222		11,109,988,000	16,359,147,000	6,190,588,000
Unearned revenue			15,461,245,000		21,347,848,000
Unearned revenue recognized		¥ 12,997,919,000
Revenue, Practical Expedient	true	true
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2
Fulfillment
Fulfillment	$ 5,310,127	¥ 36,968,041,000	32,009,658,000	25,865,128,000
Marketing
Advertising costs		¥ 19,285,939,000	¥ 15,970,433,000	¥ 12,375,922,000
Leases
Number of capital leases | lease	0	0	0	0
Segment reporting
Number of major business segments | segment	2	2
Statutory reserves
Appropriations of statutory reserves		¥ 58,753,000	¥ 764,446,000	¥ 503,028,000
Appropriations to other reserve funds		¥ 0	0	0
Recent accounting pronouncements
Accumulated deficit	$ (1,711,149)		(24,038,081,000)	(22,234,609,000)	(11,912,679,000)
ROU assets	$ 1,241,575				8,643,597,000
Lease liabilities					8,716,644,000	¥ 7,000,000,000
ASU 2014-09 | Adjustment
Recent accounting pronouncements
Accumulated deficit							¥ 256,994,000
ASU 2016-18 | Adjustments
Recent accounting pronouncements
ROU assets						¥ 7,000,000,000
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Net revenues		¥ 328,703,453,000	280,059,089,000	236,268,621,000
General merchandise products
Revenue
Net revenues		182,030,514,000	136,049,657,000	95,555,789,000
Shipping
Fulfillment
Fulfillment		17,858,972,000	15,216,351,000	12,691,013,000
Online marketplace and marketing services
Revenue
Net revenues		42,680,212,000	33,531,862,000	25,390,981,000
Logistics and other services
Revenue
Net revenues		¥ 23,474,305,000	12,379,151,000	¥ 5,116,363,000
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances			363,191,000		425,135,000
Prepayments and other current assets
Revenue
Rights to recover products from customers			¥ 381,165,000		¥ 454,298,000